UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07168
                                                     ---------

                               The Henlopen Fund
                               -----------------
               (Exact name of registrant as specified in charter)

                   Longwood Corporate Center South, Suite 213
                               415 McFarlan Road
                       Kennett Square, Pennsylvania 19348
                       ----------------------------------
              (Address of principal executive offices) (Zip code)

                               Michael L. Hershey
                   Longwood Corporate Center South, Suite 213
                               415 McFarlan Road
                           Kennett Square, PA  19348
                           -------------------------
                    (Name and address of agent for service)

                                 (610)925-0400
                                 -------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30
                         -------------------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

Item 1. Schedule of Investments.

                               THE HENLOPEN FUND

                            SCHEDULE OF INVESTMENTS
                         September 30, 2004 (Unaudited)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                            -----
LONG-TERM INVESTMENTS -- 99.3% (A)<F2>
COMMON STOCKS -- 94.7% (A)<F2>

             AIRLINES & RELATED -- 0.4%
    200,000  World Airways, Inc. *<F1>                            $  1,256,000

             AUTO & TRUCK RELATED -- 1.3%
    400,000  Amerigon Inc. *<F1>                                     1,468,000
    150,000  Coast Distribution System, Inc.                         1,041,000
     75,000  Noble International, Ltd.                               1,370,250
                                                                  ------------
                                                                     3,879,250

             BASIC MATERIALS -- 1.8%
     85,000  Century Aluminum Co. *<F1>                              2,357,050
     75,000  Paxar Corp. *<F1>                                       1,701,000
    100,000  Universal Stainless &
               Alloy Products, Inc. *<F1>                            1,375,000
                                                                  ------------
                                                                     5,433,050

             BIOTECHNOLOGY -- 2.3%
    400,000  Axonyx Inc. *<F1>                                       2,260,000
    200,000  Hollis-Eden Pharmaceuticals, Inc. *<F1>                 2,154,000
    170,700  OrthoLogic Corp. *<F1>                                  1,201,728
    200,000  OXiGENE, Inc. *<F1>                                     1,222,000
                                                                  ------------
                                                                     6,837,728

             BUSINESS SERVICES -- 2.6%
    150,000  Gevity HR, Inc.                                         2,307,000
    225,000  Marchex, Inc. Cl B *<F1>                                2,803,500
    150,000  TRM Corp. *<F1>                                         2,857,500
                                                                  ------------
                                                                     7,968,000

             COAL -- 1.1%
    100,000  CONSOL Energy Inc.                                      3,489,000

             COMMUNICATIONS -- 2.6%
    165,000  Carrier Access Corp. *<F1>                              1,146,750
    100,000  Interphase Corp. *<F1>                                    990,000
    350,000  Optical Communication
               Products, Inc. *<F1>                                    731,500
    250,000  Packeteer, Inc. *<F1>                                   2,702,500
    300,000  Radyne ComStream Inc. *<F1>                             2,262,000
                                                                  ------------
                                                                     7,832,750

             COMMUNICATIONS SERVICES -- 1.7%
     85,000  America Movil S.A.
               de C.V. ADR Series L                                  3,317,550
    100,000  The DIRECTV Group, Inc. *<F1>                           1,759,000
                                                                  ------------
                                                                     5,076,550

             CONSTRUCTION SERVICES -- 5.3%
    150,000  Building Materials Holding Corp.                        4,128,000
     20,000  Centex Corp.                                            1,009,200
     60,000  Hovnanian Enterprises, Inc. *<F1>                       2,406,000
     40,000  KB Home, Inc.                                           3,379,600
     35,000  Lennar Corp.                                            1,666,000
    100,000  Masco Corp.                                             3,453,000
                                                                  ------------
                                                                    16,041,800

             DISTRIBUTION -- 1.5%
    100,000  Hughes Supply, Inc.                                     3,007,000
    110,000  PC Mall, Inc. *<F1>                                     1,681,900
                                                                  ------------
                                                                     4,688,900

             ELECTRONICS/EQUIPMENT MANUFACTURING -- 0.7%
    200,000  Aeroflex Inc. *<F1>                                     2,114,000

             ENERGY/SERVICES -- 4.8%
     75,000  Cimarex Energy Co. *<F1>                                2,620,500
    100,000  Frontier Oil Corp.                                      2,361,000
    100,000  Giant Industries, Inc. *<F1>                            2,430,000
     80,000  Questar Corp.                                           3,665,600
    150,000  USEC Inc.                                               1,555,500
     25,000  Valero Energy Corp.                                     2,005,250
                                                                  ------------
                                                                    14,637,850

             FINANCIAL SERVICES -- 8.4%
    100,000  AmeriCredit Corp. *<F1>                                 2,088,000
     75,000  The Bancorp Bank *<F1>                                  1,526,250
    180,000  Commercial Capital Bancorp, Inc.                        4,084,200
    100,000  Franklin Bank Corp. *<F1>                               1,705,000
     50,000  New Century Financial Corp.                             3,011,000
    150,000  Pacific Premier Bancorp, Inc. *<F1>                     1,774,500
    225,000  Sanders Morris Harris Group Inc.                        2,713,500
     14,000  Shore Bancshares, Inc.                                    406,840
     95,000  Signature Bank *<F1>                                    2,541,250
    100,000  Texas Capital Bancshares, Inc. *<F1>                    1,815,000
    125,000  Texas United Bancshares, Inc.                           2,200,000
    175,000  Tradestation Group Inc. *<F1>                           1,072,750
     18,750  Virginia Commerce Bancorp, Inc. *<F1>                     506,250
                                                                  ------------
                                                                    25,444,540

             FOOD & BEVERAGES -- 0.6%
     70,000  John B. Sanfilippo & Son, Inc. *<F1>                    1,834,000

             FURNITURE -- 0.9%
     60,000  Stanley Furniture Company, Inc.                         2,640,000

             HEALTHCARE PRODUCTS -- 3.4%
    250,000  Access Pharmaceuticals, Inc. *<F1>                      1,472,500
    310,000  Bioveris Corp. *<F1>                                    1,925,100
    250,000  Acacia Research-CombiMatrix
               (Tracking Stock) *<F1>                                  856,250
    300,000  Neurometrix Inc. *<F1>                                  3,000,000
     65,000  Smith & Nephew PLC - SP-ADR                             3,012,750
                                                                  ------------
                                                                    10,266,600

             INSURANCE -- 1.8%
    130,000  American Safety
               Insurance Holdings, Ltd. *<F1>                        1,781,000
     12,000  Markel Corp. *<F1>                                      3,700,800
                                                                  ------------
                                                                     5,481,800

             INTERNET/SOFTWARE/SERVICES -- 1.5%
     12,000  eBay Inc. *<F1>                                         1,103,280
    120,000  FindWhat.com*<F1>                                       2,247,600
    150,000  Rediff.com India LTD. - ADR *<F1>                       1,141,500
                                                                  ------------
                                                                     4,492,380

             LEISURE/ENTERTAINMENT -- 5.2%
    110,000  Alliance Gaming Corp. *<F1>                             1,656,600
    150,000  Aztar Corp. *<F1>                                       3,975,000
    100,000  GTECH Holdings Corp.                                    2,532,000
     75,000  International Game Technology                           2,696,250
    300,300  WestCoast Hospitality Corp. *<F1>                       1,666,665
    100,000  XM Satellite Radio Holdings Inc. *<F1>                  3,102,000
                                                                  ------------
                                                                    15,628,515

             METALS -- 3.6%
     50,000  Cameco Corp.                                            3,962,000
     25,000  Rio Tinto PLC - SP-ADR                                  2,716,250
  1,000,000  Southern Cross Resources Inc. *<F1>                     1,070,200
    350,000  Western Silver Corp. *<F1>                              3,290,000
                                                                  ------------
                                                                    11,038,450

             MISCELLANEOUS MANUFACTURING -- 4.3%
    225,000  Axsys Technologies, Inc. *<F1>                          3,127,275
     80,000  Craftmade International, Inc.                           1,579,200
    205,000  I.D. Systems, Inc. *<F1>                                2,884,145
    150,000  Tempur-Pedic International Inc. *<F1>                   2,248,500
    100,000  Tyco International Ltd.                                 3,066,000
                                                                  ------------
                                                                    12,905,120

             OIL & GAS EXPLORATION/PRODUCTION -- 14.4%
    100,000  Burlington Resources Inc.                               4,080,000
    100,000  Edge Petroleum Corp. *<F1>                              1,597,000
     60,000  EOG Resources, Inc.                                     3,951,000
    175,000  KCS Energy, Inc. *<F1>                                  2,434,250
    400,000  Meridian Resource Corp. *<F1>                           3,532,000
     75,000  Niko Resources Ltd.                                     2,363,550
     50,000  Noble Energy, Inc.                                      2,912,000
     75,000  Plains Exploration & Production Co. *<F1>               1,789,500
    130,000  Quicksilver Resources Inc. *<F1>                        4,247,100
    200,000  Range Resources Corp.                                   3,498,000
    110,000  Southwestern Energy Co. *<F1>                           4,618,900
     80,000  Suncor Energy, Inc.                                     2,560,800
     80,000  Ultra Petroleum Corp. *<F1>                             3,924,000
     60,000  XTO Energy, Inc.                                        1,948,800
                                                                  ------------
                                                                    43,456,900

             OILFIELD PRODUCTS/SERVICES -- 5.0%
    600,000  Grey Wolf, Inc. *<F1>                                   2,934,000
    100,000  Lone Star Technologies, Inc. *<F1>                      3,780,000
    115,000  Offshore Logistics, Inc. *<F1>                          3,958,300
    100,000  Patterson-UTI Energy, Inc.                              1,907,000
    300,000  Pioneer Drilling Co. *<F1>                              2,520,000
                                                                  ------------
                                                                    15,099,300

             RESTAURANTS -- 0.8%
    275,000  Rubio's Restaurants, Inc. *<F1>                         2,508,000

             RETAILING -- 7.7%
     75,000  American Eagle Outfitters, Inc.                         2,763,750
    200,000  Circuit City Stores, Inc.                               3,068,000
    125,000  Claire's Stores, Inc.                                   3,130,000
     75,000  Dick's Sporting Goods, Inc. *<F1>                       2,671,500
    100,000  Genesco Inc. *<F1>                                      2,355,000
    100,000  Jos. A. Bank Clothiers, Inc. *<F1>                      2,768,000
    100,000  Krispy Kreme Doughnuts, Inc. *<F1>                      1,266,000
    100,000  MarineMax, Inc. *<F1>                                   2,252,000
     85,000  Stage Stores, Inc. *<F1>                                2,908,700
                                                                  ------------
                                                                    23,182,950

             SEMICONDUCTORS/RELATED -- 1.9%
    175,000  ChipMOS
               TECHNOLOGIES LTD. *<F1>                               1,223,250
     80,000  Fairchild Semiconductor
               International, Inc. *<F1>                             1,133,600
     70,000  Rambus Inc. *<F1>                                       1,098,300
    175,000  Semitool, Inc. *<F1>                                    1,328,250
    302,500  Siliconware Precision
               Industries Co. - ADR                                  1,019,425
                                                                  ------------
                                                                     5,802,825

             SOFTWARE & RELATED SERVICES -- 3.2%
    277,300  Bitstream Inc. *<F1>                                      443,680
    150,000  Carreker Corp. *<F1>                                    1,141,500
    200,000  CyberGuard Corp. *<F1>                                  1,182,000
    241,800  Extended Systems Inc. *<F1>                               597,246
    500,000  Novell, Inc. *<F1>                                      3,155,000
    250,000  Phase Forward Inc. *<F1>                                2,065,000
    340,000  TeleCommunication Systems, Inc. *<F1>                   1,091,400
                                                                  ------------
                                                                     9,675,826

             TEXTILES -- 1.2%
     45,000  Mohawk Industries, Inc. *<F1>                           3,572,550

             TRANSPORTATION -- 4.7%
    125,000  Celadon Group, Inc. *<F1>                               2,381,250
    125,000  Golar LNG Ltd. *<F1>                                    1,955,000
    210,000  OMI Corp.                                               3,364,200
    600,000  Stonepath Group, Inc. *<F1>                               546,000
     80,000  Teekay Shipping Corp.                                   3,447,200
     75,000  Tsakos Energy Navigation Ltd.                           2,636,250
                                                                  ------------
                                                                    14,329,900
                                                                  ------------
                 Total common stocks
                   (cost $283,383,046)                             286,614,534

REITS -- 3.6%(A)<F2>
    100,000  American Home Mortgage
               Investment Corp.                                      2,795,000
    100,000  Capital Lease Funding, Inc.                             1,104,000
    100,000  Friedman, Billings,
               Ramsey Group, Inc.                                    1,910,000
    200,000  HomeBanc Corp. *<F1>                                    1,800,000
    350,000  New York Mortgage Trust, Inc.                           3,272,500
                                                                  ------------
                 Total reits
                   (cost $10,586,816)                               10,881,500

MUTUAL FUNDS -- 1.0% (A)<F2>
    125,000  Central Europe and
               Russia Fund, Inc.                                     2,952,500
                                                                  ------------
                 Total mutual funds
                   (cost $2,981,723)

                 Total long-term investments
                   (cost $296,951,585)                             300,448,534

SHORT-TERM INVESTMENTS -- 0.4% (A)<F2>

             VARIABLE RATE DEMAND NOTE -- 0.4%
 $1,273,864  U.S. Bank, N.A., 1.59%                                  1,273,864
                                                                  ------------
                 Total short-term investments
                   (cost $1,273,864)                                 1,273,864
                                                                  ------------
                 Total investments
                   (cost $298,225,449) -- 99.7%                    301,722,398
                                                                  ------------

             Cash and receivables, less
               liabilities 0.3% (A)<F2>                                931,223
                                                                  ------------
                 TOTAL NET ASSETS -- 100.0%                       $302,653,621
                                                                  ------------
                                                                  ------------

  *<F1>   Non-income producing security.
(A)<F2> Percentages for the various classifications relate to net assets. ADR -- American Depository Receipts

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) The Henlopen Fund
                   ----------------

     By (Signature and Title)  /s/ Michael L. Hershey
                               ------------------------------
                                Michael L. Hershey, President

     Date  October 22, 2004
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)   /s/ Michael L. Hershey
                                -----------------------------
                                Michael L. Hershey, President

     Date  October 22, 2004
           ----------------

     By (Signature and Title)   /s/ Michael L. Hershey
                                -----------------------------
                                Michael L. Hershey, Treasurer

     Date  October 22, 2004
           ----------------